Subsequent Events (Details) (Subsequent Event [Member], USD $)	0 Months Ended
	Jan. 24, 2014 Cashless Exercise of Options, January 24, 2014 [Member]	Feb. 10, 2014 Shares Issued for Performance Incentive Plan [Member]	Mar. 14, 2014 Conversion of Series AA Preferred Stock [Member]	Mar. 21, 2014 Asset Purchase Agreement with MMT Technologies [Member]
Subsequent Events (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	24,167
Share-based Compensation Arrangement by Share-based Payment Award, Options, Other Increases (Decreases) in Period	(45,000)
Share Based Compensation, Options, Exercise Price	$ 0.50
Share Price	$ 1.08
Stock Issued During Period, Shares, Other		204,689
Number Of Individuals To Whom Stock Issued		4	2
Shares Issued, Price Per Share		$ 1.04	$ 0.50	$ 1.03
Stock Issued During Period, Shares, Conversion of Convertible Securities			2,605,513
Stock Issued During Period, Shares, Acquisitions				204,750